TAXES ON INCOME (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income as reported in the statements of operations		$ 79,710	$ (17,819)	$ 17,646
Statutory tax rate in Israel and the Netherlands for years ended December 31, 2015 and 2013, respectively, and weighted average income tax rate for the year ended December 31, 2014	[1]	26.50%	26.40%	25.00%
Theoretical tax benefit (taxes on income)		$ (21,123)	$ 4,704	$ (4,412)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		7	3,665	239
Reduced tax rate on income derived from Preferred enterprise and Benefited Enterprise plans	[2]	14,920	(6,734)	1,053
Usage of carry forward tax losses for which deferred taxes were not recorded		243		3,276
Change in valuation allowance		(962)	(536)	2,574
Non-deductible expenses and other permanent differences, mainly share based compensation expenses (see also note 8e)		(4,210)	(7,512)	(34)
Increase in uncertain tax position, net		(629)	(5,612)	(434)
Other		494	(240)	12
Tax benefit (taxes) on income as reported in the statements of operations		$ (11,260)	$ (12,265)	$ 2,274

[1]	The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income amounts in the Netherlands and Israel multiplied by that jurisdiction's applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for the Netherlands.
[2]	Per share amounts of the benefit resulting from "Preferred enterprise" and "Benefited Enterprise" plans: Basic 0.07, (0.06), 0.03 Diluted- 0.06, (0.06), 0.03.